Condensed Consolidating Financial Information of Subsidiary Guarantors - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Senior Notes	Jun. 29, 2009 Senior Notes	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Senior subordinated notes	Jun. 03, 2011 Senior subordinated notes
Condensed Consolidating Financial Information [Line Items]
Outstanding aggregate principal amount of Senior Notes		$ 470,000		$ 400,000
Senior notes interest rate	5.125%	8.625%	8.625%	5.125%	7.375%	7.375%
Aggregate principal amount of Senior Subordinated Notes					$ 200,000